Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	$ 241,416	$ 624,830	$ 382,161	$ 712,062
SHAPEWAYS, INC
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	6,250,000	8,564,000		9,464,000
Restricted cash	145,000	145,000		141,000
Cash, cash equivalents and restricted cash	$ 6,395,000	$ 8,709,000	$ 8,435,000	$ 9,605,000	$ 12,662,000